SCHEDULE OF CONTRACT LIABILITIES (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Contract liabilities - beginning of period	$ 3,765	$ 5,008
A change in time frame for a performance obligation satisfied	(3,520)	(11,488)
Advance received	3,547	10,471
Translation adjustment	89	(226)
Contract liabilities - subtotal	3,881	3,765
Less: contract liabilities to related parties	(1,007)	(961)
Contract liabilities - end of period	$ 2,874	$ 2,804